INTANGIBLE ASSET	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
INTANGIBLE ASSET
NOTE 6 - INTANGIBLE ASSET

NOTE 6 - INTANGIBLE ASSET

Intangible asset is software development cost incurred by company, it will be amortized on a straight line basis over the estimated useful life of 5 years as follow:

June 30, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (Years)

Intangible assets:
Software development	$57,143	$(6,206)	$50,937	5
Foreign currency translation adjustment	-	-	(7,526)
Intangible assets, net	$57,143	$(6,206)	$43,411

Amortization expense for intangible assets was $6,206 for the six months period ended June 30, 2021.

Expected future intangible asset amortization as of June 30, 2021 was as follows:

Fiscal years:
Remaining 2021	$6,206
2022	12,412
2023	12,412
Thereafter	12,381

NOTE 5 - INTANGIBLE ASSET

Intangible asset is software development cost incurred by company, it will be amortized on a straight line basis over the estimated useful life of 5 years as follow:

December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (Years)

Intangible assets:
Software development	$57,143	$(11,696)	$45,447	5
Foreign currency translation adjustment	-	-	3,582
Intangible assets, net	$57,143	$(11,696)	$49,029

Amortization expense for intangible assets was $11,696 for the year ended December 31, 2020.

Expected future intangible asset amortization as of December 31, 2020 was as follows:

Fiscal years:
Remaining 2020	$49,029
2021	36,772
2022	24,515
2023	12,257